GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 45.5%
Advertising(a)(b) – 0.3%
Clear Channel Outdoor Holdings, Inc.
	$3,080,000	7.875%		04/01/30	$ 3,241,207
	883,000	7.125		02/15/31	920,439
	980,000	7.500		03/15/33	1,040,995
Neptune Bidco U.S., Inc.
	1,255,000	10.375		05/15/31	1,327,815
	1,840,000	9.500		02/15/33	1,874,059

					8,404,515

Aerospace & Defense(a) – 0.7%
Boeing Co.
	3,292,000	5.150		05/01/30	3,382,859
	1,587,000	5.805		05/01/50	1,565,813
Bombardier, Inc.(b)
	4,165,000	7.000		06/01/32	4,373,875
Czechoslovak Group AS(b)
EUR	100,000	5.250		01/10/31	123,721
	$200,000	6.500		01/10/31	208,800
TransDigm, Inc.
	6,615,000	4.625		01/15/29	6,579,213
	2,156,000	4.875		05/01/29	2,150,890
	95,000	7.125	(b)	12/01/31	99,531

					18,484,702

Agriculture(a) – 0.2%
BAT Capital Corp.
	6,715,000	4.390		08/15/37	6,158,326
MHP Lux SA(b)
	400,000	10.500		07/28/29	412,000

					6,570,326

Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
	1,647,000	5.750		04/20/29	1,664,211
Avianca Midco 2 PLC(a)(b)
	370,000	9.500		01/28/31	377,511
Azul Secured Finance LLP(a)(b)
	1,330,000	9.875		02/15/31	1,345,295
Latam Airlines Group SA(a)(b)
	750,000	7.875		04/15/30	786,885
OneSky Flight LLC(a)(b)
	2,400,000	8.875		12/15/29	2,566,032
United Airlines Holdings, Inc.(a)
	1,596,000	5.375		03/01/31	1,612,183
United Airlines, Inc.(a)(b)
	1,995,000	4.625		04/15/29	1,993,045
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)
	2,294,000	7.875		05/01/27	2,297,923
	2,392,000	9.500		06/01/28	2,467,516

					15,110,601

Apparel(a)(b) – 0.3%
Beach Acquisition Bidco LLC
EUR	676,000	5.250		07/15/32	820,327

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Apparel(a)(b) – (continued)
(PIK 10.750%, Cash 10.000%)
	$1,960,530	10.000	%(c)	07/15/33	$ 2,157,661
Champ Acquisition Corp.
	3,710,000	8.375		12/01/31	3,970,999

					6,948,987

Automotive(a) – 1.0%
Adient Global Holdings Ltd.(b)
	1,920,000	7.000		04/15/28	1,964,026
American Axle & Manufacturing, Inc.(b)
	890,000	6.375		10/15/32	908,334
Clarios Global LP/Clarios U.S. Finance Co.(b)
	1,138,000	6.750		02/15/30	1,190,473
	1,355,000	6.750		09/15/32	1,404,132
Dana, Inc.
	1,002,000	4.250		09/01/30	961,760
General Motors Financial Co., Inc.
	1,895,000	5.650		01/17/29	1,963,447
	3,935,000	3.100		01/12/32	3,604,106
Hyundai Capital America(b)
	3,885,000	5.700		06/26/30	4,064,409
Nissan Motor Acceptance Co. LLC(b)
	3,905,000	6.125		09/30/30	3,894,300
Phinia, Inc.(b)
	5,249,000	6.750		04/15/29	5,434,185
	895,000	6.625		10/15/32	932,313
Qnity Electronics, Inc.(b)
	1,065,000	5.750		08/15/32	1,084,415
	525,000	6.250		08/15/33	542,141

					27,948,041

Banks – 4.3%
Absa Group Ltd.(a)(d) (5 yr. CMT + 5.411%)
	200,000	6.375		05/27/26	200,000
Access Bank PLC(b)
	900,000	6.125		09/21/26	893,268
Akbank TAS(a)(d) (5 yr. CMT + 5.270%)
	490,000	9.369		03/14/29	510,825
Alfa Bank AO Via Alfa Bond Issuance PLC(a)(e)(f) (5 yr. CMT + 4.546%)
	360,000	5.950		04/15/30	—
Banca Transilvania SA(a)(d) (1 yr. EURIBOR ICE Swap + 5.580%)
EUR	200,000	8.875		04/27/27	240,033
Banco Davivienda SA(a)(b)(d) (10 yr. CMT + 5.097%)
	$200,000	6.650		04/22/31	186,500
Banco Davivienda SA(a)(d) (5 yr. CMT + 4.588%)
	693,000	8.125		07/02/35	722,452
Banco del Estado de Chile(a)(d) (5 yr. CMT + 3.228%)
	750,000	7.950		05/02/29	796,080
Banco GNB Sudameris SA(a)(d) (5 yr. CMT + 6.660%)
	200,000	7.500		04/16/31	198,200
Banco Mercantil del Norte SA(a)(d) (5 yr. CMT + 4.643%)
	460,000	5.875		01/24/27	459,333
Banco Santander SA
	2,000,000	3.490		05/28/30	1,928,900

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(1 yr. CMT + 1.600%)
$3,400,000	3.225	%(a)(d)	11/22/32	$ 3,117,528
Bancolombia SA(a)(d) (5 yr. CMT + 4.320%)
260,000	8.625		12/24/34	277,859
Bank Hapoalim BM(a)
800,000	5.252		01/14/33	800,000
Bank of America Corp.(a)(d)
(5 yr. CMT + 2.351%)
2,000,000	6.250		07/26/30	2,032,720
(5 yr. CMT + 2.684%)
6,000,000	6.625		05/01/30	6,231,540
Bank of New York Mellon Corp.(a)(d)
(5 yr. CMT + 2.297%)
1,720,000	6.300		03/20/30	1,779,048
(5 yr. CMT + 3.352%)
960,000	3.700		03/20/26	957,830
Barclays PLC(a)(d)
(1 yr. CMT + 3.000%)
4,610,000	5.746		08/09/33	4,833,954
(5 yr. CMT + 5.431%)
3,573,000	8.000		03/15/29	3,819,001
BNP Paribas SA(a)(b)(d) (5 yr. CMT + 4.354%)
2,800,000	8.500		08/14/28	2,991,856
BPCE SA(a)(b)(d) (Secured Overnight Financing Rate + 1.730%)
2,100,000	3.116		10/19/32	1,888,425
Citigroup, Inc.(a)(d)
(10 yr. CMT + 2.757%)
2,110,000	7.000		08/15/34	2,214,044
(3 mo. USD Term SOFR + 4.779%)
1,815,000	6.250		08/15/26	1,825,055
(5 yr. CMT + 2.890%)
2,000,000	6.875		08/15/30	2,043,720
(5 yr. CMT + 3.209%)
2,880,000	7.375		05/15/28	2,987,914
(5 yr. CMT + 3.211%)
2,062,000	7.625		11/15/28	2,162,234
(Secured Overnight Financing Rate + 1.351%)
3,190,000	3.057		01/25/33	2,919,584
(Secured Overnight Financing Rate + 3.914%)
865,000	4.412		03/31/31	864,663
Citigroup, Inc.(a)(d) (5 yr. CMT + 3.001%)
810,000	6.625		02/15/31	824,110
Citizens Financial Group, Inc.(a)(d) (5 yr. CMT + 3.215%)
2,000,000	4.000		10/06/26	1,990,600
Commerzbank AG(a)(d) (5 yr. USD SOFR ICE Swap + 4.322%)
2,400,000	7.500		10/09/30	2,533,632
Credit Bank of Moscow Via CBOM Finance PLC(f)
260,000	4.700	(b)	01/29/25	—
(5 yr. USD Swap + 5.416%)
280,000	7.500	(a)(e)	10/05/27	—
First Citizens BancShares, Inc.(a)(d) (5 yr. CMT + 3.301%)
1,236,000	7.000		12/15/30	1,261,610
Freedom Mortgage Corp.(a)(b)
2,505,000	6.625		01/15/27	2,504,900

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Grupo Aval Ltd.(a)
$960,000	4.375%	02/04/30	$ 901,805
Huntington Bancshares, Inc.(a)(d)
(5 yr. CMT + 2.653%)
3,300,000	6.250	10/15/30	3,304,224
(7 yr. CMT + 4.045%)
960,000	4.450	10/15/27	945,638
Industrial Subordinated Trust 2 0(a)(b)(d) (5 yr. CMT + 2.864%)
640,000	6.550	04/15/36	648,640
Ipoteka-Bank ATIB(a)
790,000	6.450	10/09/30	803,525
JPMorgan Chase & Co.(a)(d)
(3 mo. USD Term SOFR + 2.515%)
2,556,000	2.956	05/13/31	2,407,854
(5 yr. CMT + 2.152%)
2,435,000	6.500	04/01/30	2,528,480
(5 yr. CMT + 2.737%)
3,592,000	6.875	06/01/29	3,790,673
Morgan Stanley(a)(d) (Secured Overnight Financing Rate + 1.290%)
1,870,000	2.943	01/21/33	1,704,655
NatWest Group PLC(a)(d) (5 yr. CMT + 3.752%)
2,000,000	8.125	11/10/33	2,257,560
NBK Tier 1 Ltd.(a)(b)(d) (6 yr. CMT + 2.403%)
520,000	6.375	01/10/31	530,078
PNC Financial Services Group, Inc.(a)(d)
(5 yr. CMT + 3.000%)
1,920,000	6.000	05/15/27	1,932,518
(5 yr. CMT + 3.238%)
2,880,000	6.200	09/15/27	2,924,698
(7 yr. CMT + 2.808%)
1,920,000	6.250	03/15/30	1,981,421
Royal Bank of Canada(a)(d) (5 yr. CMT + 2.887%)
3,115,000	7.500	05/02/84	3,283,366
Standard Chartered PLC(a)(b)(d) (5 yr. CMT + 3.805%)
4,055,000	4.750	01/14/31	3,847,303
State Street Corp.(a)(d)
(5 yr. CMT + 2.135%)
1,950,000	6.450	09/15/30	2,014,194
(5 yr. CMT + 2.628%)
1,920,000	6.700	09/15/29	2,005,229
Toronto-Dominion Bank(a)(d) (5 yr. CMT + 4.075%)
2,000,000	8.125	10/31/82	2,096,440
Truist Financial Corp.(a)(d) (10 yr. CMT + 4.349%)
2,147,000	5.100	03/01/30	2,161,879
Turkiye Garanti Bankasi AS(a)(b)(d) (5 yr. CMT + 4.090%)
200,000	8.375	02/28/34	208,188
U.S. Bancorp(a)(d)
(3 mo. USD Term SOFR + 3.176%)
1,000,000	5.300	04/15/27	1,001,100
(5 yr. CMT + 2.541%)
960,000	3.700	01/15/27	945,494
UBS Group AG(a)(b)(d) (5 yr. USD SOFR ICE Swap + 3.179%)
3,105,000	7.125	08/10/34	3,177,719
UniCredit SpA(a)(b)(d) (5 yr. CMT + 4.750%)
1,525,000	5.459	06/30/35	1,556,720

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Uzbek Industrial & Construction Bank ATB(b)
$970,000	8.950%	07/24/29	$ 1,056,209
Walker & Dunlop, Inc.(a)(b)
1,075,000	6.625	04/01/33	1,102,756
Wells Fargo & Co.(a)(d)
(5 yr. CMT + 2.767%)
2,185,000	6.850	09/15/29	2,283,718
(5 yr. CMT + 3.453%)
960,000	3.900	03/15/26	958,685
(5 yr. CMT + 3.606%)
960,000	7.625	09/15/28	1,021,478
Yapi ve Kredi Bankasi AS(a)(b)(d)
(5 yr. CMT + 5.278%)
450,000	9.250	01/17/34	477,394
(5 yr. CMT + 5.499%)
470,000	9.743	04/04/29	492,621

			115,349,680

Beverages(a) – 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS(b)
220,000	3.375	06/29/28	205,572
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4,549,000	4.700	02/01/36	4,483,040
Becle SAB de CV
200,000	2.500	10/14/31	173,085
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL(b)
200,000	5.250	04/27/29	198,800
Constellation Brands, Inc.
3,815,000	2.250	08/01/31	3,393,557
Keurig Dr. Pepper, Inc.
298,000	3.800	05/01/50	216,658

			8,670,712

Biotechnology(a)(b) – 0.0%
BioMarin Pharmaceutical, Inc.
545,000	5.500	02/15/34	547,202

Building Materials(a) – 0.8%
Builders FirstSource, Inc.(b)
1,725,000	5.000	03/01/30	1,718,376
Cemex SAB de CV(b)(d) (5 yr. CMT + 3.520%)
200,000	7.200	06/10/30	209,700
JH North America Holdings, Inc.(b)
890,000	5.875	01/31/31	905,602
890,000	6.125	07/31/32	908,654
Limak Cimento Sanayi ve Ticaret AS
990,000	9.750	07/25/29	1,007,325
Quikrete Holdings, Inc.(b)
1,605,000	6.375	03/01/32	1,664,658
1,745,000	6.750	03/01/33	1,811,205
Smyrna Ready Mix Concrete LLC(b)
4,253,000	8.875	11/15/31	4,537,908
Standard Building Solutions, Inc.(b)
2,615,000	6.500	08/15/32	2,697,033

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – (continued)
Standard Industries, Inc.(b)
$1,805,000	4.375%	07/15/30	$ 1,743,125
3,889,000	3.375	01/15/31	3,588,458

			20,792,044

Chemicals – 1.2%
Ashland, Inc.(a)(b)
3,095,000	3.375	09/01/31	2,838,239
Avient Corp.(a)(b)
1,655,000	7.125	08/01/30	1,702,399
Axalta Coating Systems LLC(a)(b)
2,950,000	3.375	02/15/29	2,839,286
Celanese U.S. Holdings LLC(a)
1,580,000	6.500	04/15/30	1,605,912
2,250,000	6.750	04/15/33	2,278,777
Chemours Co.(a)(b)
530,000	8.000	01/15/33	531,235
Huntsman International LLC(a)
2,019,000	4.500	05/01/29	1,944,802
Ingevity Corp.(a)(b)
1,250,000	3.875	11/01/28	1,214,962
Inversion Escrow Issuer LLC(a)(b)
2,391,000	6.750	08/01/32	2,369,242
Methanex U.S. Operations, Inc.(a)(b)
1,200,000	6.250	03/15/32	1,237,632
Minerals Technologies, Inc.(a)(b)
1,625,000	5.000	07/01/28	1,618,874
OCP SA(a)
470,000	5.125	06/23/51	379,774
Olympus Water U.S. Holding Corp.(a)(b)
1,925,000	7.250	06/15/31	1,973,433
5,555,000	7.250	02/15/33	5,537,613
Orbia Advance Corp. SAB de CV(a)(b)
240,000	6.800	05/13/30	242,210
Sasol Financing USA LLC(a)
890,000	5.500	03/18/31	781,901
SNF Group SACA(a)(b)
740,000	3.125	03/15/27	728,619
925,000	3.375	03/15/30	869,315
Solstice Advanced Materials, Inc.(a)(b)
330,000	5.625	09/30/33	331,766
UPL Corp. Ltd.
200,000	4.625	06/16/30	190,500
Valvoline, Inc.(a)(b)
850,000	3.625	06/15/31	781,558

			31,998,049

Coal(a)(b) – 0.0%
Mongolian Mining Corp.
330,000	8.440	04/03/30	339,075

Commercial Services(a) – 1.3%
ADT Security Corp.(b)
4,207,000	4.125	08/01/29	4,096,861

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – (continued)
APi Group DE, Inc.(b)
	$3,865,000	4.125%		07/15/29	$ 3,763,621
	550,000	4.750		10/15/29	540,138
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
	910,000	8.375		06/15/32	935,971
Belron U.K. Finance PLC(b)
	1,321,000	5.750		10/15/29	1,346,508
Bidvest Group U.K. PLC
	250,000	6.200	(b)	09/17/32	254,532
	700,000	6.200		09/17/32	712,691
Garda World Security Corp.(b)
	1,732,000	7.750		02/15/28	1,768,736
	1,000,000	8.250		08/01/32	1,022,440
	715,000	8.375		11/15/32	733,719
Graham Holdings Co.(b)
	3,340,000	5.625		12/01/33	3,367,355
HealthEquity, Inc.(b)
	1,013,000	4.500		10/01/29	987,827
Herc Holdings, Inc.(b)
	1,570,000	7.000		06/15/30	1,647,118
Hertz Corp.(b)
	1,325,000	12.625		07/15/29	1,334,156
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS
	864,467	9.500	(b)	07/10/36	878,783
	192,104	9.500		07/10/36	195,285
Mavis Tire Express Services Topco Corp.(b)
	2,516,000	6.500		05/15/29	2,511,924
Mersin Uluslararasi Liman Isletmeciligi AS(b)
	200,000	8.250		11/15/28	208,000
Verisure Holding AB(b)
EUR	2,033,000	5.500		05/15/30	2,488,689
Verisure Midholding AB
	800,000	5.250	(b)	02/15/29	949,048
	1,350,000	5.250		02/15/29	1,601,518
Wand NewCo 3, Inc.(b)
	$2,824,000	7.625		01/30/32	2,968,363
Williams Scotsman, Inc.(b)
	1,878,000	6.625		06/15/29	1,940,256

					36,253,539

Computers(a) – 0.7%
Ahead DB Holdings LLC(b)
	3,095,000	6.625		05/01/28	3,063,802
Booz Allen Hamilton, Inc.(b)
	2,413,000	3.875		09/01/28	2,374,875
CACI International, Inc.(b)
	955,000	6.375		06/15/33	992,684
Dell International LLC/EMC Corp.
	2,589,000	8.100		07/15/36	3,106,360
Diebold Nixdorf, Inc.(b)
	2,300,000	7.750		03/31/30	2,438,253
Hewlett Packard Enterprise Co.
	2,620,000	6.200		10/15/35	2,809,321
KBR, Inc.(b)
	1,116,000	4.750		09/30/28	1,102,307

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
McAfee Corp.(b)
$3,295,000	7.375%		02/15/30	$ 2,623,314
Virtusa Corp.(b)
1,391,000	7.125		12/15/28	1,364,808

				19,875,724

Cosmetics & Personal Care(a) – 0.2%
Opal Bidco SAS(b)
3,650,000	6.500		03/31/32	3,726,614
Perrigo Finance Unlimited Co.
825,000	6.125		09/30/32	811,379

				4,537,993

Distribution & Wholesale(a)(b) – 0.1%
American Builders & Contractors Supply Co., Inc.
2,650,000	3.875		11/15/29	2,559,317

Diversified Financial Services – 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)(d) (5 yr. CMT + 2.720%)
1,850,000	6.950		03/10/55	1,935,877
Air Lease Corp.(a)(d) (5 yr. CMT + 3.149%)
1,802,000	4.125		12/15/26	1,783,547
Ally Financial, Inc.
3,840,000	8.000		11/01/31	4,351,258
(7 yr. CMT + 3.481%)
4,275,000	4.700	(a)(d)	05/15/28	4,098,528
American Express Co.(a)(d) (5 yr. CMT + 2.854%)
960,000	3.550		09/15/26	948,624
Avolon Holdings Funding Ltd.(a)(b)
1,245,000	3.250		02/15/27	1,233,148
Burford Capital Global Finance LLC(a)(b)
1,820,000	8.500		01/15/34	1,824,696
Capital One Financial Corp.(a)(d)
(3 mo. USD Term SOFR + 3.338%)
1,000,000	5.500		10/30/27	1,003,910
(5 yr. CMT + 3.157%)
2,000,000	3.950		09/01/26	1,984,000
Charles Schwab Corp.(a)(d) (5 yr. CMT + 3.168%)
2,760,000	4.000		06/01/26	2,747,663
Credit Acceptance Corp.(a)(b)
1,635,000	6.625		03/15/30	1,641,867
Focus Financial Partners LLC(a)(b)
2,135,000	6.750		09/15/31	2,186,048
Freedom Mortgage Holdings LLC(a)(b)
4,870,000	9.250		02/01/29	5,097,575
goeasy Ltd.(a)(b)
1,925,000	6.875		02/15/31	1,809,211
Jane Street Group/JSG Finance, Inc.(a)(b)
2,535,000	6.125		11/01/32	2,581,948
Macquarie Airfinance Holdings Ltd.(a)(b)
340,000	6.400		03/26/29	357,275
Midcap Financial Issuer Trust(a)(b)
2,367,000	6.500		05/01/28	2,370,716
810,000	5.625		01/15/30	802,580

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Navient Corp.(a)
$2,293,000	5.500%		03/15/29	$ 2,241,660
1,645,000	9.375		07/25/30	1,771,073
OneMain Finance Corp.(a)
1,740,000	6.625		05/15/29	1,796,550
1,578,000	4.000		09/15/30	1,480,401
4,525,000	7.125		09/15/32	4,687,131
2,270,000	6.750		09/15/33	2,298,806
Osaic Holdings, Inc.(a)(b)
57,000	6.750		08/01/32	59,067
1,130,000	6.750		08/01/32	1,170,443
57,000	8.000		08/01/33	59,080
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.(a)(b)
1,310,000	6.375		02/01/27	1,310,249
PennyMac Financial Services, Inc.(a)(b)
1,760,000	6.875		05/15/32	1,801,325
225,000	6.750		02/15/34	225,655
Rocket Cos., Inc.(a)(b)
1,840,000	6.125		08/01/30	1,884,473
1,580,000	6.375		08/01/33	1,641,130
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
5,292,000	4.000		10/15/33	4,850,912
SLM Corp.(a)
970,000	6.500		01/31/30	999,546
Stonex Escrow Issuer LLC(a)(b)
945,000	6.875		07/15/32	975,306
StoneX Group, Inc.(a)(b)
1,715,000	7.875		03/01/31	1,824,177
United Wholesale Mortgage LLC(a)(b)
3,065,000	5.500		04/15/29	3,028,741
UWM Holdings LLC(a)(b)
2,392,000	6.250		03/15/31	2,376,906
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b)
1,505,000	7.500		06/15/31	1,576,819

				76,817,921

Electrical – 1.2%
AES Panama Generation Holdings SRL(a)
224,042	4.375		05/31/30	210,544
Alpha Generation LLC(a)(b)
1,220,000	6.250		01/15/34	1,227,588
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)(b)
3,395,000	6.375		02/15/32	3,387,395
Constellation Energy Generation LLC(a)(b)
4,045,000	3.750		03/01/31	3,898,814
Energuate Trust 2 0(a)
200,000	6.350	(b)	09/15/35	199,200
540,000	6.350		09/15/35	537,840
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA(a)
400,000	5.375		12/30/30	372,876
Eskom Holdings
1,128,000	8.450		08/10/28	1,206,960
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple(a)(b)
495,254	7.250		01/31/41	515,118

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple(a)
$683,450	7.250%		01/31/41	$ 710,863
JSW Hydro Energy Ltd.(a)
382,250	4.125		05/18/31	359,315
Lightning Power LLC(a)(b)
4,213,000	7.250		08/15/32	4,484,781
LLPL Capital Pte. Ltd.
344,127	6.875		02/04/39	357,503
Mong Duong Finance Holdings BV(a)
504,062	5.125		05/07/29	501,037
NextEra Energy Capital Holdings, Inc.(a)(d)
(5 yr. CMT + 1.979%)
1,645,000	6.500		08/15/55	1,730,096
(5 yr. CMT + 2.053%)
1,125,000	6.375		08/15/55	1,162,575
NRG Energy, Inc.(a)
110,000	5.750		01/15/28	110,062
428,000	3.375	(b)	02/15/29	410,281
4,943,000	5.750	(b)	07/15/29	4,960,647
1,780,000	6.000	(b)	01/15/36	1,797,889
Pacific Gas & Electric Co.(a)
1,410,000	3.500		08/01/50	952,652
San Miguel Global Power Holdings Corp.(a)(d) (5 yr. CMT + 7.732%)
340,000	8.750		06/12/29	349,775
Talen Energy Supply LLC(a)(b)
1,050,000	6.250		02/01/34	1,064,490
1,050,000	6.500		02/01/36	1,076,113

				31,584,414

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
960,000	6.375		03/15/29	990,259
730,000	6.625		03/15/32	763,171

				1,753,430

Electronics(a)(b) – 0.2%
Imola Merger Corp.
4,318,000	4.750		05/15/29	4,251,805
TTM Technologies, Inc.
769,000	4.000		03/01/29	747,068

				4,998,873

Engineering & Construction(a) – 0.8%
AECOM(b)
3,369,000	6.000		08/01/33	3,449,755
Aeropuerto Internacional de Tocumen SA
1,040,000	5.125		08/11/61	841,412
Aeropuertos Dominicanos Siglo XXI SA(b)
690,000	7.000		06/30/34	724,776
Arcosa, Inc.(b)
1,171,000	4.375		04/15/29	1,149,547
590,000	6.875		08/15/32	621,943

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(a) – (continued)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
	$420,000	7.875	%(b)	02/03/30	$ 432,159
	700,000	7.875		02/03/30	720,265
Brundage-Bone Concrete Pumping Holdings, Inc.(b)
	1,880,000	7.500		02/01/32	1,892,878
Corp. Quiport SA(b)
	750,000	9.000		12/15/37	811,313
Dycom Industries, Inc.(b)
	2,654,000	4.500		04/15/29	2,608,802
Global Infrastructure Solutions, Inc.(b)
	4,255,000	5.625		06/01/29	4,260,446
	1,335,000	7.500		04/15/32	1,430,599
IHS Holding Ltd.
	293,000	5.625	(b)	11/29/26	291,359
	200,000	5.625		11/29/26	198,880
	200,000	6.250	(b)	11/29/28	199,000
IRB Infrastructure Developers Ltd.
	350,000	7.110		03/11/32	364,833
Kingston Airport Revenue Finance Ltd.(b)
	739,000	6.750		12/15/36	754,889
Mexico City Airport Trust
	240,000	3.875		04/30/28	234,833
	320,000	5.500		10/31/46	279,005
	300,000	5.500		07/31/47	258,375

					21,525,069

Entertainment(a) – 1.5%
Boyne USA, Inc.(b)
	2,596,000	4.750		05/15/29	2,562,486
Caesars Entertainment, Inc.(b)
	4,323,000	4.625		10/15/29	4,150,426
	1,325,000	6.000		10/15/32	1,288,192
Cinemark USA, Inc.(b)
	3,687,000	5.250		07/15/28	3,682,981
	1,065,000	7.000		08/01/32	1,101,743
Cirsa Finance International SARL(b)
EUR	511,000	6.500		03/15/29	628,597
Light & Wonder International, Inc.(b)
	$1,611,000	6.250		10/01/33	1,633,312
Penn Entertainment, Inc.(b)
	2,942,000	4.125		07/01/29	2,733,059
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(b)
	2,340,000	6.625		02/01/33	2,381,418
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.(b)
	1,110,000	6.250		10/15/30	1,127,027
SeaWorld Parks & Entertainment, Inc.(b)
	4,680,000	5.250		08/15/29	4,575,542
Six Flags Entertainment Corp.(b)
	1,779,000	5.500		04/15/27	1,779,000
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.
	1,750,000	6.500		10/01/28	1,746,553
Starz Capital Holdings LLC(b)
	2,435,000	5.500		04/15/29	2,002,861

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – (continued)
Vail Resorts, Inc.(b)
	$1,420,000	5.625%	07/15/30	$ 1,441,726
Warnermedia Holdings, Inc.
	2,205,000	4.054	03/15/29	2,142,510
	2,660,000	4.279	03/15/32	2,340,321
	1,725,000	5.050	03/15/42	1,218,678
	1,815,000	5.141	03/15/52	1,203,127

				39,739,559

Environmental(a)(b) – 0.9%
GFL Environmental Holdings U.S., Inc.
	1,995,000	5.500	02/01/34	1,999,868
GFL Environmental, Inc.
	6,695,000	4.000	08/01/28	6,585,671
Luna 1.5 SARL(c)
	4,750,000	12.000	07/01/32	5,010,775
Luna 2 5SARL
EUR	932,000	5.500	07/01/32	1,126,145
Madison IAQ LLC
	$4,119,000	4.125	06/30/28	4,068,624
	1,594,000	5.875	06/30/29	1,592,007
Waste Pro USA, Inc.
	4,305,000	7.000	02/01/33	4,444,181

				24,827,271

Food & Drug Retailing – 1.1%
Albertsons Cos., Inc.(a)(b)
	3,975,000	5.625	03/31/32	3,970,707
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(a)(b)
	1,915,000	5.875	02/15/28	1,916,341
	482,000	4.875	02/15/30	475,864
Aragvi Finance International DAC(a)(b)
	440,000	11.125	11/20/29	445,086
Arcor SAIC(a)(b)
	160,000	7.600	07/31/33	165,819
BRF GmbH
	317,000	4.350	09/29/26	315,149
BRF SA(a)
	206,000	5.750	09/21/50	169,771
Fiesta Purchaser, Inc.(a)(b)
	1,193,000	9.625	09/15/32	1,210,263
Grupo Nutresa SA(a)(b)
	300,000	8.000	05/12/30	320,160
	300,000	9.000	05/12/35	334,650
Kraft Heinz Foods Co.(a)
	2,208,000	5.000	07/15/35	2,188,790
	2,487,000	4.375	06/01/46	2,040,782
Performance Food Group, Inc.(a)(b)
	1,105,000	5.500	10/15/27	1,105,387
Post Holdings, Inc.(a)(b)
	5,739,000	4.625	04/15/30	5,600,575
	3,611,000	6.375	03/01/33	3,640,719
U.S. Foods, Inc.(a)(b)
	2,580,000	4.750	02/15/29	2,568,674

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
U.S. Foods, Inc.(a)(b) – (continued)
$980,000	4.625%	06/01/30	$ 965,241
United Natural Foods, Inc.(a)(b)
1,970,000	6.750	10/15/28	1,974,826

			29,408,804

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
1,940,000	6.300	02/15/30	2,057,060

Health Care Providers & Services(a)(b) – 0.0%
TEAM Services Holding, Inc.
1,335,000	9.000	02/15/33	1,335,000

Healthcare Providers & Services(a) – 1.4%
DaVita, Inc.(b)
6,785,000	3.750	02/15/31	6,235,008
Encompass Health Corp.
1,150,000	4.500	02/01/28	1,144,503
Global Medical Response, Inc.(b)
1,098,000	7.375	10/01/32	1,134,915
LifePoint Health, Inc.(b)
3,465,000	5.375	01/15/29	3,366,490
Medline Borrower LP(b)
3,135,000	3.875	04/01/29	3,068,851
4,389,000	5.250	10/01/29	4,396,198
Molina Healthcare, Inc.(b)
2,150,000	6.500	02/15/31	2,201,277
1,818,000	3.875	05/15/32	1,639,909
2,275,000	6.250	01/15/33	2,291,221
Prime Healthcare Services, Inc.(b)
1,535,000	9.375	09/01/29	1,599,147
Team Health Holdings, Inc.(b)
654,000	8.375	06/30/28	661,796
Team Health Holdings, Inc.(b)(c) (PIK 4.500%, Cash 9.000%)
6,155,000	13.500	06/30/28	6,503,681
Tenet Healthcare Corp.
3,154,000	6.125	06/15/30	3,221,969

			37,464,965

Home Builders – 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)(b)
1,577,000	4.875	02/15/30	1,471,499
Installed Building Products, Inc.(a)(b)
685,000	5.625	02/01/34	689,959
K Hovnanian Enterprises, Inc.(a)(b)
444,000	8.000	04/01/31	454,967
399,000	8.375	10/01/33	408,113
KB Home(a)
1,730,000	7.250	07/15/30	1,781,467
New Home Co., Inc.(a)(b)
3,250,000	8.500	11/01/30	3,389,100
PulteGroup, Inc.
2,880,000	7.875	06/15/32	3,374,410

			11,569,515

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Furnishings(a)(b) – 0.0%
Somnigroup International, Inc.
	$1,455,000	3.875%		10/15/31	$ 1,357,821

Household Products(a) – 0.1%
Central Garden & Pet Co.
	1,325,000	4.125		10/15/30	1,272,662
Spectrum Brands, Inc.(b)
	442,000	3.875		03/15/31	358,312

					1,630,974

Housewares(a) – 0.2%
Newell Brands, Inc.
	860,000	8.500	(b)	06/01/28	902,243
	475,000	6.375		05/15/30	469,352
	730,000	6.625		05/15/32	715,400
	1,325,000	7.500		04/01/46	1,118,155
Scotts Miracle-Gro Co.
	3,552,000	4.000		04/01/31	3,348,044

					6,553,194

Insurance – 1.9%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
	895,000	8.250		02/01/29	928,321
	4,490,000	6.000		08/01/29	4,441,239
	1,065,000	6.750		07/01/32	1,091,295
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b)
	1,596,000	6.750		10/15/27	1,601,490
	5,275,000	6.750		04/15/28	5,366,732
	1,660,000	7.375		10/01/32	1,719,660
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(a)(b)
	3,140,000	7.875		11/01/29	3,186,315
Ardonagh Finco Ltd.(a)
EUR	935,000	6.875		02/15/31	1,137,883
Ardonagh Finco Ltd.(a)(b)
	$470,000	7.750		02/15/31	485,787
Ardonagh Group Finance Ltd.(a)(b)
	6,036,000	8.875		02/15/32	6,222,754
Asurion LLC & Asurion Co-Issuer, Inc.(a)(b)
	2,195,000	8.375		02/01/34	2,219,869
Broadstreet Partners Group LLC(a)(b)
	4,409,000	5.875		04/15/29	4,387,837
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(b)
	2,975,000	8.125		02/15/32	3,036,791
	3,815,000	8.125		02/15/32	3,886,531
HUB International Ltd.(a)(b)
	1,470,000	7.375		01/31/32	1,540,163
MetLife, Inc.(a)(d) (5 yr. CMT + 2.078%)
	3,045,000	6.350		03/15/55	3,193,931
Nassau Cos., of New York(a)(b)
	2,253,000	7.875		07/15/30	2,142,198
Prudential Financial, Inc.(a)(d) (5 yr. CMT + 3.234%)
	2,400,000	6.000		09/01/52	2,478,744

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Ryan Specialty LLC(a)(b)
	$1,260,000	5.875%		08/01/32	$ 1,280,840
Transatlantic Holdings, Inc.
	70,000	8.000		11/30/39	87,283
USI, Inc.(a)(b)
	1,125,000	7.500		01/15/32	1,179,416

					51,615,079

Internet(a) – 0.7%
ANGI Group LLC(b)
	2,499,000	3.875		08/15/28	2,302,429
Arches Buyer, Inc.(b)
	3,837,000	6.125		12/01/28	3,754,620
Expedia Group, Inc.
	3,285,000	3.250		02/15/30	3,152,779
Gen Digital, Inc.(b)
	1,170,000	6.250		04/01/33	1,176,107
Match Group Holdings II LLC(b)
	1,155,000	5.625		02/15/29	1,154,769
	883,000	3.625		10/01/31	801,022
Rakuten Group, Inc.(b)(d) (5 yr. CMT + 4.250%)
	1,125,000	8.125		12/15/29	1,165,095
Snap, Inc.(b)
	740,000	6.875		03/01/33	759,210
	3,347,000	6.875		03/15/34	3,418,827
United Group BV
EUR	1,125,000	4.625	(b)	08/15/28	1,336,892
(3 mo. EUR EURIBOR + 4.250%)
	1,125,000	6.314	(d)	02/15/31	1,332,305

					20,354,055

Investment Companies(a)(b) – 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$4,590,000	10.000		11/15/29	4,631,172

Iron/Steel(a) – 0.3%
Cleveland-Cliffs, Inc.(b)
	1,230,000	6.875		11/01/29	1,278,622
	1,555,000	4.875		03/01/31	1,488,321
	810,000	7.500		09/15/31	854,275
	965,000	7.625		01/15/34	1,010,529
CSN Inova Ventures
	920,000	6.750		01/28/28	880,808
Metinvest BV
	200,000	8.500		04/23/26	186,000
Mineral Resources Ltd.(b)
	1,085,000	7.000		04/01/31	1,140,867
Samarco Mineracao SA(c) (PIK 9.049%, Cash 9.000%)
	852,945	9.500		06/30/31	857,124
Vale Overseas Ltd.(b)(d) (5 yr. CMT + 2.431%)
	490,000	6.000		02/25/56	492,401

					8,188,947

Leisure Time(a)(b) – 0.9%
Carnival Corp.
	2,305,000	5.750		03/15/30	2,372,329

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(b) – (continued)
Carnival Corp. – (continued)
	$1,795,000	6.125%		02/15/33	$ 1,846,678
Carnival PLC
EUR	2,443,000	4.125		07/15/31	2,943,706
MajorDrive Holdings IV LLC
	$3,345,000	6.375		06/01/29	2,705,704
NCL Corp. Ltd.
	1,500,000	5.875		01/15/31	1,503,540
	1,875,000	6.750		02/01/32	1,922,156
	750,000	6.250		09/15/33	754,267
Royal Caribbean Cruises Ltd.
	2,425,000	5.625		09/30/31	2,492,172
	4,121,000	6.250		03/15/32	4,274,384
Viking Cruises Ltd.
	4,145,000	5.875		10/15/33	4,202,657

					25,017,593

Lodging – 0.5%
Genting New York LLC/GENNY Capital, Inc.(a)(b)
	4,225,000	7.250		10/01/29	4,362,017
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b)
	3,640,000	5.000		06/01/29	3,534,586
Las Vegas Sands Corp.(a)
	170,000	6.000		06/14/30	177,376
Melco Resorts Finance Ltd.(a)
	430,000	5.625		07/17/27	429,570
	1,360,000	7.625	(b)	04/17/32	1,423,750
MGM Resorts International(a)
	1,757,000	4.750		10/15/28	1,753,310
Travel & Leisure Co.(a)(b)
	573,000	6.625		07/31/26	575,246
Wynn Macau Ltd.(b)(g)
	310,000	4.500		03/07/29	313,874

					12,569,729

Machinery - Construction & Mining(a)(b) – 0.2%
BWX Technologies, Inc.
	983,000	4.125		06/30/28	968,746
Terex Corp.
	1,015,000	6.250		10/15/32	1,039,350
Vertiv Group Corp.
	2,836,000	4.125		11/15/28	2,792,014

					4,800,110

Machinery-Diversified(a)(b) – 0.1%
Chart Industries, Inc.
	1,665,000	7.500		01/01/30	1,734,730

Media(a) – 2.1%
AMC Networks, Inc.(b)
	980,000	10.250		01/15/29	1,021,866
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
	4,780,000	4.750		03/01/30	4,569,632
	5,885,000	4.250		02/01/31	5,392,425
	4,605,000	4.750		02/01/32	4,207,266

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media(a) – (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
$11,515,000	6.384%	10/23/35	$ 11,801,954
Cumulus Media New Holdings, Inc.(b)
2,175,000	8.000	07/01/29	614,525
Directv Financing LLC(b)
1,110,000	8.875	02/01/30	1,124,685
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
2,351,000	5.875	08/15/27	2,362,238
DISH DBS Corp.(b)
1,650,000	5.250	12/01/26	1,602,001
DISH Network Corp.(b)
1,740,000	11.750	11/15/27	1,799,369
Gray Media, Inc.(b)
758,000	7.250	08/15/33	775,972
iHeartCommunications, Inc.(b)
2,174,000	10.875	05/01/30	1,799,094
420,000	7.000	01/15/31	340,746
News Corp.(b)
2,370,000	3.875	05/15/29	2,308,546
Sinclair Television Group, Inc.(b)
4,010,000	8.125	02/15/33	4,148,265
Sirius XM Radio LLC(b)
785,000	3.125	09/01/26	779,992
4,815,000	4.000	07/15/28	4,704,688
2,170,000	3.875	09/01/31	1,982,989
TEGNA, Inc.
2,205,000	4.625	03/15/28	2,188,661
Telecomunicaciones Digitales SA
1,310,000	4.500	01/30/30	1,248,790
Univision Communications, Inc.(b)
1,600,000	9.375	08/01/32	1,722,480

			56,496,184

Mining – 0.5%
Constellium SE(a)(b)
2,585,000	3.750	04/15/29	2,499,591
Endeavour Mining PLC(a)(b)
200,000	7.000	05/28/30	206,562
First Quantum Minerals Ltd.(a)(b)
250,000	8.625	06/01/31	262,132
235,000	8.000	03/01/33	251,821
Freeport-McMoRan, Inc.(a)
1,920,000	5.400	11/14/34	1,979,674
Glencore Finance Canada Ltd.(b)
2,880,000	5.550	10/25/42	2,815,200
Glencore Funding LLC(a)(b)
2,855,000	2.850	04/27/31	2,641,446
Navoi Mining & Metallurgical Combinat(b)
200,000	6.700	10/17/28	207,200
200,000	6.950	10/17/31	213,788
Novelis Corp.(a)(b)
2,305,000	4.750	01/30/30	2,233,407
630,000	6.875	01/30/30	653,449

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Vedanta Resources Finance II PLC(a)(b)
$400,000	11.250%	12/03/31	$ 443,000

			14,407,270

Miscellaneous Manufacturing(a) – 0.2%
Amsted Industries, Inc.(b)
580,000	6.375	03/15/33	600,056
Axon Enterprise, Inc.(b)
755,000	6.125	03/15/30	778,254
770,000	6.250	03/15/33	797,520
Hillenbrand, Inc.
1,090,000	6.250	02/15/29	1,102,284
1,294,000	3.750	03/01/31	1,303,938

			4,582,052

Oil Field Services – 3.5%
Aethon United BR LP/Aethon United Finance Corp.(a)(b)
737,000	7.500	10/01/29	775,309
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
1,680,000	6.625	09/01/32	1,741,034
Archrock Services LP/Archrock Partners Finance Corp.(a)(b)
1,120,000	6.000	02/01/34	1,119,115
Azule Energy Finance PLC(a)(b)
370,000	8.125	01/23/30	373,027
260,000	8.250	01/22/31	260,286
BKV Upstream Midstream LLC(a)(b)
1,215,000	7.500	10/15/30	1,230,479
California Resources Corp.(a)(b)
1,040,000	7.000	01/15/34	1,049,651
Chesapeake Energy Corp.(h)
2,000,000	0.000	09/15/26	—
Chord Energy Corp.(a)(b)
1,680,000	6.000	10/01/30	1,713,516
1,860,000	6.750	03/15/33	1,928,076
CNX Resources Corp.(a)(b)
1,865,000	7.250	03/01/32	1,951,965
Continental Resources, Inc.(a)(b)
1,251,000	5.750	01/15/31	1,289,543
Crescent Energy Finance LLC(a)(b)
455,000	7.625	04/01/32	451,683
5,345,000	7.375	01/15/33	5,167,386
DBR Land Holdings LLC(a)(b)
1,935,000	6.250	12/01/30	1,982,427
DNO ASA(a)
330,000	9.250	06/04/29	351,199
890,000	8.500	03/27/30	923,375
Ecopetrol SA(a)
110,000	8.625	01/19/29	117,838
60,000	6.875	04/29/30	60,694
EQT Corp.(a)(b)
1,835,000	3.625	05/15/31	1,735,525
Expand Energy Corp.(a)
1,385,000	4.750	02/01/32	1,372,909
Guara Norte SARL
478,822	5.198	06/15/34	464,218

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Hunt Oil Co. of Peru LLC Sucursal Del Peru(a)
$460,000	7.750	%(b)	11/05/38	$ 503,930
650,000	7.750		11/05/38	712,075
Kodiak Gas Services LLC(a)(b)
3,670,000	7.250		02/15/29	3,808,139
1,390,000	6.500		10/01/33	1,422,929
915,000	6.750		10/01/35	945,195
Kosmos Energy Ltd.(a)
210,000	7.500		03/01/28	156,660
470,000	8.750	(b)	10/01/31	297,717
Lukoil Securities BV
250,000	3.875		05/06/30	12,500
Matador Resources Co.(a)(b)
2,680,000	6.875		04/15/28	2,735,664
1,340,000	6.500		04/15/32	1,364,750
1,900,000	6.250		04/15/33	1,916,777
MC Brazil Downstream Trading SARL
480,269	7.250		06/30/31	425,639
Murphy Oil Corp.(a)
1,388,000	6.000		10/01/32	1,385,515
Noble Finance II LLC(a)(b)
3,665,000	8.000		04/15/30	3,819,846
Northern Oil & Gas, Inc.(a)(b)
3,300,000	8.750		06/15/31	3,412,233
325,000	7.875		10/15/33	327,919
Occidental Petroleum Corp.(a)
2,445,000	6.625		09/01/30	2,628,766
Permian Resources Operating LLC(a)(b)
1,038,000	5.875		07/01/29	1,042,235
980,000	7.000		01/15/32	1,026,364
1,180,000	6.250		02/01/33	1,217,064
Petroleos Mexicanos(a)
1,870,000	5.950		01/28/31	1,822,128
Pluspetrol SA(a)(b)
180,000	8.500		05/30/32	185,076
Raizen Fuels Finance SA(a)
200,000	6.250		07/08/32	168,250
320,000	6.700	(b)	02/25/37	260,124
Santos Finance Ltd.(a)
380,000	3.649		04/29/31	357,219
SEPLAT Energy PLC(a)(b)
1,110,000	9.125		03/21/30	1,165,156
SESI LLC(a)(b)
245,000	7.875		09/30/30	246,899
ShaMaran Petroleum Corp.(a)
201,813	12.000		07/30/29	209,254
SM Energy Co.(a)(b)
1,265,000	8.375		07/01/28	1,308,061
935,000	6.750		08/01/29	945,678
1,495,000	7.000		08/01/32	1,498,812
925,000	9.625		06/15/33	1,011,487
Sunoco LP(a)(b)
1,280,000	7.000		05/01/29	1,330,522
980,000	7.250		05/01/32	1,036,742

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
(5 yr. CMT + 4.230%)
	$3,245,000	7.875	%(d)	09/18/30	$ 3,347,412
Sunoco LP/Sunoco Finance Corp.(a)
	6,685,000	4.500		05/15/29	6,575,633
Tecpetrol SA(a)(b)
	270,000	7.625		11/03/30	269,744
Tidewater, Inc.(a)(b)
	2,600,000	9.125		07/15/30	2,811,874
Transocean International Ltd.(a)(b)
	1,250,000	8.250		05/15/29	1,272,562
	258,750	8.750		02/15/30	269,814
	1,260,000	8.500		05/15/31	1,281,886
	695,000	7.875		10/15/32	733,350
Transocean Titan Financing Ltd.(a)(b)
	631,429	8.375		02/01/28	645,181
USA Compression Partners LP/USA Compression Finance Corp.(a)(b)
	2,210,000	7.125		03/15/29	2,288,853
	970,000	6.250		10/01/33	981,882
Vista Energy Argentina SAU(a)(b)
	200,000	8.500		06/10/33	207,750
WBI Operating LLC(a)(b)
	1,855,000	6.250		10/15/30	1,875,609
	1,620,000	6.500		10/15/33	1,635,163
Weatherford International Ltd.(a)(b)
	1,315,000	6.750		10/15/33	1,361,696
Wildfire Intermediate Holdings LLC(a)(b)
	925,000	7.500		10/15/29	938,505
YPF SA(a)(b)
	180,000	9.500		01/17/31	190,503
	190,000	8.250		01/17/34	193,658

					93,647,655

Packaging – 0.4%
ARD Finance SA(a)
(PIK 5.750%, Cash 5.000%)
EUR	2,802,736	5.000	(c)	06/30/27	39,435
(PIK 7.250%, Cash 6.500%)
	$2,179,842	6.500	(b)(e)	06/30/27	21,820
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)
EUR	2,426,000	3.000		09/01/29	2,754,219
	$1,463,000	4.000	(b)	09/01/29	1,389,704
Ball Corp.(a)
	3,735,000	6.000		06/15/29	3,849,739
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA(a)
	290,000	3.750	(b)	08/02/28	277,095
	750,000	3.750		08/02/28	716,625
Sealed Air Corp.(b)
	1,768,000	6.875		07/15/33	1,860,007

					10,908,644

Pharmaceuticals(a) – 0.6%
1261229 BC Ltd.(b)
	2,340,000	10.000		04/15/32	2,401,683

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
AdaptHealth LLC(b)
$1,385,000	6.125%		08/01/28	$ 1,390,263
645,000	4.625		08/01/29	623,722
980,000	5.125		03/01/30	951,962
Amneal Pharmaceuticals LLC(b)
533,000	6.875		08/01/32	561,318
CVS Health Corp.
6,490,000	3.750		04/01/30	6,325,738
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
700,000	4.125		04/30/28	686,539
1,950,000	5.125		04/30/31	1,770,210
Prestige Brands, Inc.(b)
1,780,000	3.750		04/01/31	1,666,151
Teva Pharmaceutical Finance Netherlands IV BV
1,200,000	5.750		12/01/30	1,242,120

				17,619,706

Pipelines – 4.2%
Acu Petroleo Luxembourg SARL(a)
683,346	7.500		07/13/35	698,926
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
2,340,000	6.625		02/01/32	2,431,751
1,180,000	5.750		10/15/33	1,191,729
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b)
675,000	7.000		07/15/29	701,541
680,000	7.250		07/15/32	720,501
Buckeye Partners LP(a)
889,000	4.125		12/01/27	880,955
1,167,000	4.500	(b)	03/01/28	1,160,523
2,245,000	6.875	(b)	07/01/29	2,335,608
780,000	6.750	(b)	02/01/30	816,395
CNX Midstream Partners LP(a)(b)
2,292,000	4.750		04/15/30	2,228,030
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b)
3,880,000	5.500		06/15/31	3,858,272
DCP Midstream Operating LP(b)
3,840,000	6.750		09/15/37	4,169,741
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b)
1,405,000	8.625		03/15/29	1,469,771
2,435,000	7.375		06/30/33	2,506,419
DT Midstream, Inc.(a)(b)
3,960,000	4.375		06/15/31	3,883,136
Energy Transfer LP
2,865,000	6.625		10/15/36	3,135,227
Enterprise Products Operating LLC(a)(d) (3 mo. USD Term SOFR + 3.039%)
960,000	6.831		06/01/67	951,590
Excelerate Energy LP(a)(b)
1,934,000	8.000		05/15/30	2,068,819
Genesis Energy LP/Genesis Energy Finance Corp.(a)
1,930,000	7.750		02/01/28	1,936,215
2,700,000	7.875		05/15/32	2,817,801
Global Partners LP/GLP Finance Corp.(a)
3,762,000	6.875		01/15/29	3,812,373

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Howard Midstream Energy Partners LLC(a)(b)
$1,395,000	7.375%	07/15/32	$ 1,473,664
1,745,000	6.625	01/15/34	1,789,829
Kinder Morgan Energy Partners LP
6,715,000	7.300	08/15/33	7,718,288
Kinetik Holdings LP(a)(b)
650,000	6.625	12/15/28	669,611
3,350,000	5.875	06/15/30	3,392,009
MPLX LP(a)
5,685,000	2.650	08/15/30	5,271,018
NuStar Logistics LP(a)
2,464,000	6.375	10/01/30	2,581,459
Prairie Acquiror LP(a)(b)
3,335,000	9.000	08/01/29	3,461,296
Rockies Express Pipeline LLC(a)(b)
1,435,000	6.750	03/15/33	1,514,786
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
1,795,000	7.375	02/15/29	1,860,302
505,000	6.000	12/31/30	512,484
4,305,000	6.000	09/01/31	4,333,628
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
1,835,000	4.875	02/01/31	1,852,212
TransMontaigne Partners LLC(a)(b)
4,115,000	8.500	06/15/30	4,269,066
Venture Global Calcasieu Pass LLC(a)(b)
4,768,000	4.125	08/15/31	4,400,101
1,553,000	3.875	11/01/33	1,351,126
Venture Global LNG, Inc.(a)(b)
3,845,000	8.125	06/01/28	3,936,626
2,380,000	9.500	02/01/29	2,535,557
1,325,000	7.000	01/15/30	1,333,268
Venture Global Plaquemines LNG LLC(a)(b)
1,075,000	6.125	12/15/30	1,106,584
1,380,000	6.500	01/15/34	1,433,199
1,115,000	6.500	06/15/34	1,155,575
1,380,000	6.750	01/15/36	1,446,958
Western Midstream Operating LP(a)(b)
1,485,000	7.250	04/01/30	1,581,228
Williams Cos., Inc.
6,715,000	7.500	01/15/31	7,616,623

			112,371,820

Real Estate – 0.2%
Alpha Star Holding IX Ltd.
700,000	7.000	08/26/28	715,750
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)(b)
3,565,000	5.750	01/15/29	3,525,072
Howard Hughes Corp.(a)(b)
704,000	4.125	02/01/29	681,310
Redsun Properties Group Ltd.(a)(e)
230,000	7.300	01/13/25	2,300
Yuzhou Group Holdings Co. Ltd.(a)(c)
17,601	4.000	06/30/28	462
30,725	4.500	06/30/29	634

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – (continued)
Yuzhou Group Holdings Co. Ltd.(a)(c) – (continued)
$41,112	5.000%		06/30/30	$ 874
57,811	5.500		06/30/31	578
52,577	1.000		06/30/34	66

				4,927,046

Real Estate Investment Trust(a) – 1.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(b)
376,000	5.750		05/15/26	374,571
Crown Castle, Inc.
290,000	4.150		07/01/50	225,632
Fibra Soma Trust F/6185(b)
1,630,000	4.375		07/22/31	1,442,550
Iron Mountain Information Management Services, Inc.(b)
9,118,000	5.000		07/15/32	8,728,388
MPT Operating Partnership LP/MPT Finance Corp.
2,880,000	5.000		10/15/27	2,814,538
2,570,000	3.500		03/15/31	1,899,873
105,000	8.500	(b)	02/15/32	112,460
RHP Hotel Properties LP/RHP Finance Corp.(b)
410,000	6.500		06/15/33	425,006
SBA Communications Corp.
2,532,000	3.875		02/15/27	2,513,972
Service Properties Trust(b)(h)
200,000	0.000		09/30/28	181,510
Starwood Property Trust, Inc.(b)
2,040,000	6.500		07/01/30	2,122,681
2,330,000	5.750		01/15/31	2,362,690
Trust 2401(b)
200,000	4.869		01/15/30	196,540
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
2,055,000	4.750		04/15/28	2,049,554
980,000	8.625		06/15/32	987,134
XHR LP(b)
2,650,000	4.875		06/01/29	2,615,576

				29,052,675

Retailing(a) – 1.1%
Arko Corp.(b)
1,590,000	5.125		11/15/29	1,384,508
Asbury Automotive Group, Inc.(b)
1,402,000	4.625		11/15/29	1,379,442
774,000	5.000		02/15/32	752,127
AutoNation, Inc.
921,000	4.750		06/01/30	928,920
Cougar JV Subsidiary LLC(b)
3,252,000	8.000		05/15/32	3,474,372
Group 1 Automotive, Inc.(b)
480,000	6.375		01/15/30	493,162
LCM Investments Holdings II LLC(b)
2,895,000	4.875		05/01/29	2,852,878
1,155,000	8.250		08/01/31	1,216,989
Lowe’s Cos., Inc.
1,977,000	3.750		04/01/32	1,897,267
4,220,000	5.000		04/15/33	4,312,840

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
Michaels Cos., Inc.(b)
	$935,000	5.250%		05/01/28	$ 925,426
Penske Automotive Group, Inc.
	2,089,000	3.750		06/15/29	2,018,914
QXO Building Products, Inc.(b)
	1,245,000	6.750		04/30/32	1,284,080
Staples, Inc.(b)
	650,000	10.750		09/01/29	638,638
Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)
	2,155,000	5.000		06/01/31	2,070,287
Vivo Energy Investments BV
	290,000	5.125		09/24/27	288,770
Yum! Brands, Inc.(b)
	2,939,000	4.750		01/15/30	2,932,505

					28,851,125

Semiconductors(a) – 0.3%
Broadcom, Inc.
	1,984,000	3.469		04/15/34	1,804,210
	1,781,000	3.137	(b)	11/15/35	1,532,034
	3,184,000	3.187	(b)	11/15/36	2,695,733
NXP BV/NXP Funding LLC/NXP USA, Inc.
	942,000	3.400		05/01/30	908,201
Qorvo, Inc.
	720,000	4.375		10/15/29	709,121

					7,649,299

Software(a) – 1.6%
AthenaHealth Group, Inc.(b)
	4,570,000	6.500		02/15/30	4,433,723
Clarivate Science Holdings Corp.(b)
	2,474,000	3.875		07/01/28	2,335,407
	2,306,000	4.875		07/01/29	1,980,001
Cloud Software Group, Inc.(b)
	2,848,000	9.000		09/30/29	2,880,439
	1,585,000	8.250		06/30/32	1,612,975
	420,000	6.625		08/15/33	402,574
CoreWeave, Inc.(b)
	6,238,000	9.250		06/01/30	6,141,997
	3,307,000	9.000		02/01/31	3,216,024
Elastic NV(b)
	1,760,000	4.125		07/15/29	1,692,029
Open Text Corp.(b)
	6,665,000	3.875		12/01/29	6,194,784
Oracle Corp.
	1,935,000	4.900		02/06/33	1,863,366
	1,350,000	3.600		04/01/50	841,415
ROBLOX Corp.(b)
	1,895,000	3.875		05/01/30	1,814,462
SS&C Technologies, Inc.(b)
	815,000	5.500		09/30/27	814,340
	3,530,000	6.500		06/01/32	3,645,819
TeamSystem SpA(b)
EUR	2,975,000	3.500		02/15/28	3,503,317

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(b)
$1,390,000	3.875%		02/01/29	$ 1,270,265

				44,642,937

Telecommunication Services – 1.5%
Altice France SA(a)(b)
3,578,509	6.875		07/15/32	3,491,623
APLD ComputeCo LLC(a)(b)
2,555,000	9.250		12/15/30	2,654,441
AT&T, Inc.(a)
3,335,000	2.250		02/01/32	2,930,665
Digicel International Finance Ltd./Difl U.S. LLC(a)(b)
720,000	8.625		08/01/32	748,670
EchoStar Corp.(a)
3,085,000	10.750		11/30/29	3,381,530
(PIK 6.750%, Cash 6.750%)
4,681,035	6.750	(c)	11/30/30	4,758,038
Fibercop SpA(a)(b)
1,348,000	7.200		07/18/36	1,368,975
674,000	7.721		06/04/38	693,533
Iliad Holding SAS(a)(b)
1,400,000	7.000		04/15/32	1,435,238
Level 3 Financing, Inc.(a)(b)
2,155,000	6.875		06/30/33	2,221,288
2,565,000	7.000		03/31/34	2,658,135
3,645,000	8.500		01/15/36	3,733,245
Millicom International Cellular SA(a)
360,000	6.250		03/25/29	362,840
380,000	4.500		04/27/31	353,875
Nokia of America Corp.
2,880,000	6.450		03/15/29	2,903,357
Sprint Capital Corp.
1,105,000	8.750		03/15/32	1,338,188
Telecom Argentina SA(a)(b)
360,000	8.500		01/20/36	362,016
Telecom Italia Capital SA
432,000	7.200		07/18/36	468,569
311,000	7.721		06/04/38	347,104
Telecommunications Co. Telekom Srbija AD Belgrade(a)
200,000	7.000	(b)	10/28/29	200,702
790,000	7.000		10/28/29	792,773
Telefonica Celular del Paraguay SA(a)
200,000	5.875		04/15/27	199,062
T-Mobile USA, Inc.(a)
1,821,000	4.500		04/15/50	1,497,080
Total Play Telecomunicaciones SA de CV(a)
250,000	10.500		12/31/28	246,470
Uniti Services LLC(a)(b)
1,890,000	7.500		10/15/33	1,952,918
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b)
865,000	8.250		10/01/31	906,356

				42,006,691

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 0.3%
Beacon Mobility Corp.(a)(b)
$1,330,000	7.250%	08/01/30	$ 1,393,574
MV24 Capital BV
395,597	6.748	06/01/34	399,672
Rand Parent LLC(a)(b)
2,790,000	8.500	02/15/30	2,915,494
RXO, Inc.(a)(b)
1,675,000	7.500	11/15/27	1,707,227
Transnet(b)
400,000	8.250	02/06/28	422,000
XPO, Inc.(a)(b)
1,315,000	7.125	02/01/32	1,382,236

			8,220,203

Trucking & Leasing(a)(b) – 0.1%
FTAI Aviation Investors LLC
2,130,000	5.500	05/01/28	2,130,341

United States Dollar(a) – 0.2%
CoBank ACB(d) (3 mo. USD Term SOFR + 4.660%)
5,135,000	6.250	10/01/26	5,165,276
Eagle Funding Luxco SARL(b)
250,000	5.500	08/17/30	253,750

			5,419,026

TOTAL CORPORATE OBLIGATIONS (Cost $1,229,061,255)			$1,228,858,466

Shares	Description	Value

Common Stocks – 37.2%
Aerospace & Defense – 0.6%
27,161	General Electric Co.	$ 8,332,723
23,222	L3Harris Technologies, Inc.	7,961,663

		16,294,386

Banks – 3.8%
580,369	Banco Bilbao Vizcaya Argentaria SA ADR	14,752,980
379,122	Bank of America Corp.	20,169,291
187,893	Citizens Financial Group, Inc.	11,833,501
124,146	JPMorgan Chase & Co.	37,975,020
491,231	NatWest Group PLC ADR	8,955,141
93,895	Southstate Bank Corp.	9,608,275

		103,294,208

Beverages – 0.7%
103,918	Coca-Cola Co.	7,774,105
106,311	Coca-Cola Europacific Partners PLC	9,748,719

		17,522,824

Biotechnology – 0.4%
53,007	AbbVie, Inc.	11,821,091

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Building Products – 0.4%
25,339	Trane Technologies PLC	$ 10,657,077

Capital Markets – 1.8%
68,740	Blackstone, Inc.	9,789,951
50,829	Intercontinental Exchange, Inc.	8,833,064
79,382	KKR & Co., Inc.	9,070,187
68,527	Morgan Stanley	12,526,736
323,694	Singapore Exchange Ltd. ADR	8,954,994

		49,174,932

Chemicals – 0.6%
35,610	Linde PLC	16,272,702

Commercial Services & Supplies – 0.3%
37,698	Republic Services, Inc.	8,108,463

Communications Equipment – 0.6%
204,265	Cisco Systems, Inc.	15,998,035

Construction & Engineering – 0.2%
140,771	Vinci SA ADR	5,053,679

Consumer Finance – 0.5%
64,081	Capital One Financial Corp.	14,029,253

Consumer Staples Distribution & Retail – 1.5%
9,468	Costco Wholesale Corp.	8,902,287
229,596	Koninklijke Ahold Delhaize NV ADR	9,000,163
191,958	Walmart, Inc.	22,869,876

		40,772,326

Containers & Packaging – 0.3%
197,053	International Paper Co.	7,945,177

Diversified Telecommunication Services – 0.4%
375,488	AT&T, Inc.	9,841,541

Electric Utilities – 1.4%
142,330	Iberdrola SA ADR	12,855,246
152,680	NextEra Energy, Inc.	13,420,572
167,368	Xcel Energy, Inc.	12,730,010

		39,005,828

Electrical Equipment – 0.8%
37,410	Eaton Corp. PLC	13,146,622
168,145	Schneider Electric SE ADR	9,590,991

		22,737,613

Electronic Equipment, Instruments & Components – 0.3%
64,081	Amphenol Corp. Class A	9,232,790

Energy Equipment & Services – 0.1%
63,962	Noble Corp. PLC	2,278,326

Entertainment – 0.4%
97,088	Walt Disney Co.	10,951,526

Financial Services – 0.4%
122,954	Ardagh Holdings SA(e)(f)	860,678
192,515	Rocket Cos., Inc. Class A	3,451,794

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
18,593	Visa, Inc. Class A	$ 5,983,785

		10,296,257

Food Products – 0.3%
77,264	Nestle SA ADR	7,344,716

Ground Transportation – 0.4%
293,394	CSX Corp.	11,078,557

Health Care Equipment & Supplies – 0.7%
96,757	Abbott Laboratories	10,575,540
46,666	Hoya Corp. ADR	7,835,688

		18,411,228

Health Care Providers & Services – 0.3%
39,064	Cardinal Health, Inc.	8,394,072

Health Care REITs – 0.2%
261,387	Healthpeak Properties, Inc.	4,506,312

Hotels, Restaurants & Leisure – 0.4%
116,367	Starbucks Corp.	10,699,946

Household Durables – 0.3%
72,670	Lennar Corp. Class A	7,946,465

Household Products – 0.7%
126,898	Procter & Gamble Co.	19,259,309

Industrial Conglomerates – 1.0%
71,408	3M Co.	10,936,849
68,309	Honeywell International, Inc.	15,541,664

		26,478,513

Industrial REITs – 0.4%
76,486	Prologis, Inc.	9,986,012

Insurance – 1.0%
38,961	Marsh & McLennan Cos., Inc.	7,332,070
76,143	Prudential Financial, Inc.	8,460,249
289,479	Zurich Insurance Group AG ADR	10,318,479

		26,110,798

Interactive Media & Services – 1.1%
91,035	Alphabet, Inc. Class A	30,769,830

IT Services – 0.5%
4,535	DSG TopCo, Inc.(e)	853
45,172	International Business Machines Corp.	13,854,252

		13,855,105

Life Sciences Tools & Services – 0.8%
67,209	Agilent Technologies, Inc.	8,995,925
53,797	Danaher Corp.	11,775,625

		20,771,550

Machinery – 0.8%
31,426	Caterpillar, Inc.	20,658,195

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – 0.4%
4,011	Audacy Capital Corp. Class B(e)	$ 18,050
36,581	Audacy Capital LLC Class A(e)	137,179
194,739	Bright Pattern Holdco(e)(f)	9,737
635,140	iHeartMedia, Inc. Class A(e)	2,057,854
101,450	New York Times Co. Class A	7,437,299
35,685	SES SA(e)	502,266

		10,162,385

Metals & Mining – 0.7%
92,638	Freeport-McMoRan, Inc.	5,579,587
158,559	Rio Tinto PLC ADR	14,433,626

		20,013,213

Multi-Utilities – 1.8%
122,602	Ameren Corp.	12,662,334
155,292	CMS Energy Corp.	11,101,825
103,794	Dominion Energy, Inc.	6,245,285
138,096	National Grid PLC ADR	11,775,446
83,592	Sempra	7,273,340

		49,058,230

Oil, Gas & Consumable Fuels – 2.5%
103,635	ConocoPhillips	10,801,876
2,741	Expand Energy Corp.	308,116
180,074	Exxon Mobil Corp.	25,462,464
51,407	Phillips 66	7,379,989
221,474	Shell PLC ADR	17,060,142
86,590	TotalEnergies SE	6,269,116

		67,281,703

Personal Products – 0.3%
128,393	Unilever PLC ADR	8,776,945

Pharmaceuticals – 2.3%
124,508	AstraZeneca PLC ADR	11,550,607
6,002	Eli Lilly & Co.	6,224,974
105,978	Johnson & Johnson	24,083,501
108,615	Merck & Co., Inc.	11,976,976
529,764	Takeda Pharmaceutical Co. Ltd. ADR	9,127,834

		62,963,892

Real Estate Investment Trusts(e) – 0.0%
21,257	Luxco Co. Ltd.	400,078

Real Estate Management & Development – 0.0%
122,732	Sunac Services Holdings Ltd.(b)	22,602
89,181	Yuzhou Group Holdings Co. Ltd.(e)	1,267

		23,869

Residential REITs – 0.2%
32,848	AvalonBay Communities, Inc.	5,836,104

Retail REITs – 0.2%
75,107	Regency Centers Corp.	5,473,047

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 1.8%
45,482	Applied Materials, Inc.	$ 14,659,758
22,287	Broadcom, Inc.	7,383,683
50,080	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,554,445
46,715	Texas Instruments, Inc.	10,069,418

		48,667,304

Software – 0.5%
13,759	Microsoft Corp.	5,920,360
30,151	Salesforce, Inc.	6,400,756

		12,321,116

Specialized REITs – 0.2%
32,650	Digital Realty Trust, Inc.	5,418,268

Specialty Retail – 0.8%
31,844	Home Depot, Inc.	11,928,444
72,057	TJX Cos., Inc.	10,794,859

		22,723,303

Technology Hardware, Storage & Peripherals – 0.3%
314,236	Hewlett Packard Enterprise Co.	6,762,359

Trading Companies & Distributors – 0.4%
238,870	Fastenal Co.	10,357,403

Water Utilities – 0.2%
38,589	American Water Works Co., Inc.	4,982,998

Wireless Telecommunication Services – 0.2%
31,515	T-Mobile U.S., Inc.	6,215,073

TOTAL COMMON STOCKS (Cost $713,577,126)		$1,004,995,932

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – 4.5%
Aerospace & Defense – 0.2%
Bleriot U.S. Bidco, Inc.
(3 mo. USD Term SOFR + 2.500%)
$1,255,915	6.172%	10/31/30	$ 1,254,797
Dynasty Acquisition Co., Inc.
(1 mo. USD Term SOFR + 2.000%)
1,930,500	5.672	10/31/31	1,933,782
Kaman Corp.
(3 mo. USD Term SOFR + 2.500%)
3,273,207	6.322–6.543	02/26/32	3,268,658
60,679	6.146–6.150	02/26/32	59,839

			6,517,076

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Auto Parts & Equipment – 0.0%
First Brands Group LLC
(1 mo. USD Term SOFR + 10.000%)
$8,032	13.688%	06/29/26	$ 1,084

Beverages – 0.1%
Sazerac Co., Inc.
(1 mo. USD Term SOFR + 2.000%)
2,094,750	5.680	07/09/32	2,092,785

Building & Construction – 0.2%
AAL Delaware Holdco, Inc.
(1 mo. USD Term SOFR + 2.750%)
4,493,239	6.422	07/30/31	4,491,846

Building Materials – 0.2%
Chamberlain Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
5,398,774	6.422	09/08/32	5,390,784

Chemicals – 0.3%
Illuminate Buyer LLC
(1 mo. USD Term SOFR + 2.500%)
4,493,297	6.172	12/31/29	4,495,409
Nouryon Finance BV
(6 mo. USD Term SOFR + 3.250%)
4,416,592	7.036	04/03/28	4,407,405

			8,902,814

Commercial Services – 0.6%
Albion Financing 3 SARL
(3 mo. USD Term SOFR + 3.000%)
2,918,284	6.869	05/21/31	2,900,950
Ankura Consulting Group LLC
(3 mo. USD Term SOFR + 3.500%)
4,561,067	7.171	12/29/31	4,432,080
Anticimex International AB
(3 mo. USD Term SOFR + 3.400%)
3,695,959	7.310	11/16/28	3,714,439
Hertz Corp.
(1 mo. USD Term SOFR + 3.500%)
5,017,692	7.286	06/30/28	4,265,038
TruGreen LP
(3 mo. USD Term SOFR + 8.500%)
1,750,000	12.429	11/02/28	1,611,102

			16,923,609

Computers – 0.3%
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
3,910,500	6.672	03/01/29	3,451,016
Pitney Bowes, Inc.
(3 mo. USD Term SOFR + 3.750%)
3,324,565	7.422	03/19/32	3,297,570
Virtusa Corp.
(1 mo. USD Term SOFR + 3.250%)
1,846,135	6.922	02/15/29	1,813,828

			8,562,414

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Diversified Financial Services – 0.1%
GEN II Fund Services LLC
(3 mo. USD Term SOFR + 2.750%)
$2,282,750	6.422%	11/26/31	$ 2,278,938

Electric – 0.2%
Kohler Energy Co. LLC
(3 mo. USD Term SOFR + 3.750%)
4,292,792	7.422	05/01/31	4,290,130

Electronics – 0.1%
LSF12 Crown U.S. Commercial Bidco LLC
(1 mo. USD Term SOFR + 3.000%)
2,040,204	6.675	12/02/31	2,040,714

Engineering & Construction – 0.2%
Brown Group Holding LLC
(1 mo. USD Term SOFR + 2.500%)–(3 mo. USD Term SOFR + 2.500%)
1,613,870	6.167–6.323	07/01/31	1,612,869
(1 mo. USD Term SOFR + 2.500%)
955,314	6.172	07/01/31	956,030
TRC Cos. LLC
(1 mo. USD Term SOFR + 3.000%)
3,342,308	6.672	12/08/28	3,338,131

			5,907,030

Entertainment – 0.1%
Crown Finance U.S., Inc.
(1 mo. USD Term SOFR + 4.500%)
2,598,816	8.188	12/02/31	2,528,336

Health Care Services – 0.0%
LifePoint Health, Inc.
(3 mo. USD Term SOFR + 3.750%)
1,270,324	7.422	05/19/31	1,269,003

Insurance – 0.3%
Broadstreet Partners, Inc.
(1 mo. USD Term SOFR + 2.500%)
2,072,094	6.172–6.175	06/13/31	2,058,667
Truist Insurance Holdings LLC
(3 mo. USD Term SOFR + 2.750%)
4,650,000	6.422	05/06/31	4,631,121

			6,689,788

Internet – 0.1%
Diamond Sports Group LLC
(Fixed + 15.000%)
95,284	15.000	01/02/28	25,659
Plano HoldCo, Inc.
(3 mo. USD Term SOFR + 3.500%)
2,901,750	7.172	10/02/31	2,727,645

			2,753,304

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Leisure Time – 0.1%
Arcis Golf LLC
(1 mo. USD Term SOFR + 2.750%)
	$1,960,835	6.422%	11/24/28	$ 1,965,129

Machinery-Diversified – 0.3%
Clark Equipment Co.
(3 mo. USD Term SOFR + 2.000%)
	296,435	5.672	04/20/29	297,300
Engineered Machinery Holdings, Inc.
(3 mo. USD Term SOFR + 3.250%)
	1,791,372	6.922	11/26/32	1,797,122
(3 mo. EUR EURIBOR + 3.500%)
EUR	840,000	5.519	11/26/32	1,000,055
TK Elevator Midco GmbH
(6 mo. USD Term SOFR + 2.750%)
	$4,526,801	6.377	04/30/30	4,534,497

				7,628,974

Media – 0.0%
DirecTV Financing LLC
(3 mo. USD Term SOFR + 5.000%)
	101,122	8.929	08/02/27	101,158

Metal Fabricate & Hardware – 0.1%
Grinding Media, Inc.
(3 mo. USD Term SOFR + 3.500%)
	2,562,315	7.335	10/12/28	2,559,113

Oil & Gas Services – 0.1%
Deep Blue Operating I LLC
(1 mo. USD Term SOFR + 2.750%)
	3,150,000	6.438	10/01/32	3,155,922

Pipelines – 0.4%
AL GCX Holdings LLC
(1 mo. USD Term SOFR + 2.250%)
	5,625,000	5.925	12/17/32	5,612,962
CQP Holdco LP
(1 mo. USD Term SOFR + 1.750%)
	2,932,984	5.422	12/31/32	2,919,140
Prairie ECI Acquiror LP
(1 mo. USD Term SOFR + 3.750%)
	3,283,562	7.422	08/01/29	3,282,873

				11,814,975

Retail – 0.1%
Harbor Freight Tools USA, Inc.
(1 mo. USD Term SOFR + 2.250%)
	1,363,051	5.922	06/11/31	1,345,168

Software – 0.4%
Athenahealth Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
	2,329,237	6.422	02/15/29	2,296,721
ConnectWise LLC
(3 mo. USD Term SOFR + 3.500%)
	3,640,553	7.434	09/29/28	3,501,010

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Software – (continued)
iSolved, Inc.
(1 mo. USD Term SOFR + 2.750%)
	$1,204,862	6.422%		10/15/30	$ 1,184,283
Kaseya, Inc.
(1 mo. USD Term SOFR + 3.000%)
	1,199,125	6.672		03/20/32	1,152,659
(1 mo. USD Term SOFR + 5.000%)
	2,525,000	8.672		03/18/33	2,417,687
UKG, Inc.
(3 mo. USD Term SOFR + 2.500%)
	1,204,629	6.167		02/10/31	1,173,008

					11,725,368

TOTAL BANK LOANS (Cost $122,093,686)					$ 120,935,462

Shares		Dividend Rate			Value

Preferred Stocks – 0.3%
Capital Markets – 0.2%
Morgan Stanley
	183,597	6.375%			$ 4,639,497

Diversified Telecommunication Services – 0.0%
Qwest Corp.
	43,276	6.500			829,168

Insurance(d) – 0.1%
Delphi Financial Group, Inc.
	143,849	7.303			3,452,376

TOTAL PREFERRED STOCKS (Cost $8,780,988)					$ 8,921,041

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 0.3%
Euro – 0.0%
Benin Government International Bonds
EUR	131,000	4.875%		01/19/32	$ 151,447

United States Dollar – 0.3%
Angola Government International Bonds
	$790,000	8.250		05/09/28	794,377
	200,000	9.125		11/26/49	172,907
Benin Government International Bonds
	220,000	7.960		02/13/38	230,023
Ecuador Government International Bonds
	57,283	0.000	(b)(h)	07/31/30	48,175
	128,344	6.900	(j)	07/31/35	117,435
Egypt Government International Bonds
	200,000	8.875		05/29/50	197,324
El Salvador Government International Bonds(a)
	720,000	7.125		01/20/50	661,086

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Hungary Government International Bonds
$370,000	6.250%		09/22/32	$ 391,811
730,000	3.125		09/21/51	446,942
Ivory Coast Government International Bonds(b)
212,000	6.375		03/03/28	214,719
National Bank of Uzbekistan(a)
786,000	8.500		07/05/29	849,862
Nigeria Government International Bonds
400,000	7.625		11/28/47	374,000
320,000	8.250		09/28/51	313,283
Pakistan Government International Bonds
540,000	8.875		04/08/51	542,160
Panama Government International Bonds
930,000	4.300		04/29/53	684,945
Republic of South Africa Government International Bonds
710,000	5.000		10/12/46	539,501
Romania Government International Bonds
390,000	5.750		09/16/30	401,911
150,000	6.625	(b)	05/16/36	157,125
200,000	4.000		02/14/51	139,068
Ukraine Government International Bonds(b)(j)
63,457	4.500		02/01/29	49,243
5,777	0.000		02/01/30	3,645
21,588	0.000		02/01/34	10,524
42,304	4.500		02/01/34	26,567
18,243	0.000		02/01/35	10,289
15,203	0.000		02/01/36	8,491
Venezuela Government International Bonds(e)
180,000	11.750		10/21/26	78,390

				7,463,803

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,744,174)				$ 7,615,250

Units	Expiration Date			Value

Rights(e) – 0.0%
Cineworld Group PLC
27,900	12/31/99			$ 452,203
(Cost $708,939)

Warrants(e) – 0.0%
Aspect Software, Inc.(f)
194,739	12/31/99			$195
Expand Energy Corp.
475	02/09/26			48,212
Noble Corp. PLC
5,288	02/04/28			82,202

TOTAL WARRANTS (Cost $471,600)				$ 130,609

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(a)(d) – 0.0%
Collateralized Mortgage Obligations – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1 mo. USD Term SOFR + 0.494%)
$93,861	4.167%	07/25/47	$ 83,043

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			83,043

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $36,371)			$ 83,043

Shares	Description		Value

Exchange Traded Funds – 4.4%
1,720,584		Goldman Sachs Nasdaq-100 Core Premium Income ETF(k)	$ 91,655,510
89,096		iShares MSCI USA Quality Factor ETF	18,034,812
43,398		iShares U.S. Technology ETF	8,608,861

TOTAL EXCHANGE TRADED FUNDS (Cost $105,159,508)			$ 118,299,183

Shares	Dividend Rate		Value

Investment Companies(k) – 5.1%
Goldman Sachs Financial Square Government Fund — Class R6
31,146,087		3.590%	$ 31,146,087
Goldman Sachs Financial Square Government Fund — Institutional Shares
63,344,378		3.590	63,344,378
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
1,031,408		1.662	41,576,053

TOTAL INVESTMENT COMPANIES (Cost $114,488,090)			$ 136,066,518

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 97.3% (Cost $2,301,121,737)			$2,626,357,707

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b)(h) – 0.1%
Commercial Paper(b)(h) – 0.1%
Oracle Corp.
$3,121,000	0.000%	04/16/26	$ 3,093,995
(Cost $3,094,376)

TOTAL INVESTMENTS – 97.4% (Cost $2,304,216,113)			$2,629,451,702

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%			69,265,578

NET ASSETS – 100.0%			$2,698,717,280

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2026.

(e)	Security is currently in default and/or non-income producing.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on January 31, 2026.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2026.

(k)	Represents an affiliated issuer.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At January 31, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. due 02/26/32	$249,517	$249,926	$(348)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	11,590,000	USD	13,579,726	03/18/26	$190,209

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	22,293,052	EUR	19,012,048	02/25/26	$(268,761)
	USD	13,628,198	EUR	11,590,000	03/18/26	(141,737)

TOTAL						$(410,498)

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At January 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	10	03/20/26	$1,118,281	$(11,789)
20 Year U.S. Treasury Bonds	412	03/20/26	3,108,375	(730,481)
5 Year U.S. Treasury Notes	1,270	03/31/26	138,340,704	(1,051,615)
Euro Stoxx 50 Index	102	03/20/26	7,195,096	199,326
IFSC NIFTY 50 Index	260	02/24/26	13,210,080	(29,821)
S&P 500 E-Mini Index	117	03/20/26	40,749,637	(47,196)
Ultra 10-Year U.S. Treasury Notes	40	03/20/26	456,625	(40,202)
Ultra Long U.S. Treasury Bonds	432	03/20/26	939,500	(1,099,996)

Total				$(2,811,774)

Short position contracts:
10 Year U.S. Treasury Notes	(47)	03/20/26	(5,255,922)	23,411
2 Year U.S. Treasury Notes	(86)	03/31/26	(17,930,328)	19,568
5 Year German Euro-Bobl	(35)	03/06/26	(4,837,826)	3,260
5 Year German Euro-Bund	(24)	03/06/26	(3,646,230)	6,929
5 Year U.S. Treasury Notes	(1,062)	03/31/26	(762,508)	674,282
FTSE 100 Index	(53)	03/20/26	(7,389,687)	(285,990)
S&P Toronto Stock Exchange 60 Index	(27)	03/19/26	(7,347,395)	876

Total				$442,336

TOTAL FUTURES CONTRACTS				$(2,369,438)

SWAP CONTRACTS — At January 31, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.500%(b)	12M SOFR(b)	03/18/27		$1,600	$(1,370)	$(2,916)	$1,546
12M SOFR(c)	3.500%(c)	03/18/28		1,050	3,066	4,665	(1,599)
12M SOFR(c)	3.500(c)	03/18/29		200	—	656	(656)
12M SOFR(c)	3.500(c)	03/18/31		287,890	(465,345)	662,146	(1,127,491)
2.250(c)	6M EURO(d)	03/18/31	EUR	340	5,187	6,936	(1,749)
3.750(c)	12M SOFR(c)	03/18/33		$10,080	(40,542)	(98,889)	58,347
2.500(c)	6M EURO(d)	03/18/33	EUR	190	2,633	3,835	(1,202)
12M SOFR(c)	4.000(c)	03/18/36		$181,840	1,911,538	3,159,277	(1,247,739)

TOTAL					$1,415,167	$3,735,710	$(2,320,543)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2026.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At January 31, 2026, the Fund had the following written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
STOX Index	MS & Co. Int. PLC	$6,114.349	02/27/2026	(3,235)	$(1,977,991,902)	$(113,906)	$(111,757)	$(2,149)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
MLP	— Master Limited Partnership
MSCI	— Morgan Stanley Capital International
PIK	— Payment in kind
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

Abbreviations:
EURO	— Euro Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Automobile Components – 0.4%
9,625	LCI Industries	$ 1,411,891

Banks – 1.2%
16,250	JPMorgan Chase & Co.	4,970,712

Beverages – 0.7%
18,585	Constellation Brands, Inc. Class A	2,912,270

Biotechnology – 2.4%
21,840	AbbVie, Inc.	4,870,539
13,830	Amgen, Inc.	4,728,200

		9,598,739

Broadline Retail – 0.5%
3,430	Dillard’s, Inc. Class A	2,083,931

Building Products – 2.2%
31,270	A.O. Smith Corp.	2,298,032
15,845	Griffon Corp.	1,290,575
5,710	Lennox International, Inc.	2,826,907
39,445	Masco Corp.	2,606,920

		9,022,434

Capital Markets – 3.7%
48,052	Charles Schwab Corp.	4,993,564
18,820	Cohen & Steers, Inc.	1,209,373
7,472	Evercore, Inc. Class A	2,639,633
10,760	MarketAxess Holdings, Inc.	1,820,915
8,330	Moody’s Corp.	4,294,615

		14,958,100

Chemicals – 1.0%
11,739	Sherwin-Williams Co.	4,163,119

Commercial Services & Supplies – 0.9%
57,266	Rollins, Inc.	3,627,228

Communications Equipment – 1.7%
16,883	Motorola Solutions, Inc.	6,796,083

Consumer Finance – 1.2%
13,950	American Express Co.	4,912,772

Consumer Staples Distribution & Retail – 2.5%
4,488	Costco Wholesale Corp.	4,219,842
20,060	Dollar General Corp.	2,877,206
50,582	Kroger Co.	3,179,078

		10,276,126

Diversified Telecommunication Services – 2.3%
313,599	Comcast Corp. Class A	9,329,570

Electric Utilities – 2.1%
57,556	NextEra Energy, Inc.	5,059,172
23,085	NRG Energy, Inc.	3,523,464

		8,582,636

Electronic Equipment, Instruments & Components – 4.6%
53,289	Amphenol Corp. Class A	7,677,879
14,845	Badger Meter, Inc.	2,175,980
36,170	CDW Corp.	4,571,527
26,945	TD SYNNEX Corp.	4,275,363

		18,700,749

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – 1.0%
44,020	Archrock, Inc.	$ 1,302,552
30,554	Kodiak Gas Services, Inc.	1,283,574
55,948	USA Compression Partners LP	1,446,815

		4,032,941

Financial Services – 2.5%
9,182	Mastercard, Inc. Class A	4,947,170
15,313	Visa, Inc. Class A	4,928,183

		9,875,353

Food Products – 0.9%
62,030	Mondelez International, Inc. Class A	3,626,894

Gas Utilities – 0.2%
41,430	Suburban Propane Partners LP	835,643

Ground Transportation – 0.4%
10,805	Landstar System, Inc.	1,613,835

Health Care Providers & Services – 1.6%
1	CVS Health Corp.	74
12,199	Humana, Inc.	2,381,245
14,019	UnitedHealth Group, Inc.	4,022,472

		6,403,791

Hotels, Restaurants & Leisure – 1.5%
6,495	Domino’s Pizza, Inc.	2,665,093
23,815	Papa John’s International, Inc.	837,574
13,785	Texas Roadhouse, Inc.	2,479,370

		5,982,037

Insurance – 3.1%
19,095	Allstate Corp.	3,799,714
18,245	American Financial Group, Inc.	2,376,776
23,690	Marsh & McLennan Cos., Inc.	4,458,221
7,540	Primerica, Inc.	1,983,322

		12,618,033

IT Services – 2.6%
27,610	Accenture PLC Class A	7,279,100
40,185	Amdocs Ltd.	3,292,759

		10,571,859

Life Sciences Tools & Services – 2.1%
18,474	Danaher Corp.	4,043,774
7,548	Thermo Fisher Scientific, Inc.	4,367,348

		8,411,122

Machinery – 2.1%
16,275	Illinois Tool Works, Inc.	4,252,007
22,926	Toro Co.	2,097,729
7,640	Watts Water Technologies, Inc. Class A	2,286,728

		8,636,464

Media – 2.2%
69,753	New York Times Co. Class A	5,113,592
17,525	Nexstar Media Group, Inc.	3,721,960

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
2	Versant Media Group, Inc.*	$ 65

		8,835,617

Metals & Mining – 0.8%
9,300	Reliance, Inc.	3,064,350

Oil, Gas & Consumable Fuels – 14.0%
22,080	BKV Corp.*	656,880
32,450	Cheniere Energy Partners LP	1,829,856
2,966	Cheniere Energy, Inc.	627,368
12,528	Delek Logistics Partners LP	622,516
17,509	DT Midstream, Inc.	2,206,484
9,439	Enbridge, Inc.	461,001
398,560	Energy Transfer LP	7,353,450
166,992	Enterprise Products Partners LP	5,542,465
87,620	Genesis Energy LP	1,455,368
17,595	Global Partners LP	830,836
129,557	Hess Midstream LP Class A	4,595,387
30,441	Kinetik Holdings, Inc.	1,245,341
137,118	MPLX LP	7,664,896
62,738	NGL Energy Partners LP*	737,172
15,612	ONEOK, Inc.	1,236,314
252,122	Plains All American Pipeline LP	4,850,827
89,990	Sunoco LP	5,181,624
10,244	Targa Resources Corp.	2,058,839
10,638	TC Energy Corp.	624,132
116,637	Western Midstream Partners LP	4,835,770
30,973	Williams Cos., Inc.	2,083,244

		56,699,770

Personal Products – 0.3%
11,355	Interparfums, Inc.	1,107,907

Pharmaceuticals – 2.1%
4,586	Eli Lilly & Co.	4,756,370
29,880	Zoetis, Inc.	3,729,621

		8,485,991

Professional Services – 0.4%
42,780	Robert Half, Inc.	1,480,616

Residential REITs – 0.6%
39,787	Equity LifeStyle Properties, Inc.	2,513,345

Semiconductors & Semiconductor Equipment – 15.4%
25,859	Applied Materials, Inc.	8,334,873
24,050	Broadcom, Inc.	7,967,765
5,486	KLA Corp.	7,833,679
36,377	Lam Research Corp.	8,492,574
6,380	Monolithic Power Systems, Inc.	7,172,077
46,014	NVIDIA Corp.	8,794,656
46,207	Power Integrations, Inc.	2,122,749
56,163	Skyworks Solutions, Inc.	3,131,649
40,129	Texas Instruments, Inc.	8,649,806

		62,499,828

Software – 6.0%
44,595	Dolby Laboratories, Inc. Class A	2,862,553

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
10,115	InterDigital, Inc.	$ 3,301,941
12,111	Intuit, Inc.	6,042,420
40,740	Oracle Corp.	6,704,989
14,417	Roper Technologies, Inc.	5,352,023

		24,263,926

Specialized REITs – 1.1%
24,384	American Tower Corp.	4,371,564

Specialty Retail – 6.1%
40,299	Best Buy Co., Inc.	2,623,465
13,571	Home Depot, Inc.	5,083,561
17,190	Lowe’s Cos., Inc.	4,590,761
30,285	TJX Cos., Inc.	4,536,996
67,325	Tractor Supply Co.	3,425,496
15,796	Williams-Sonoma, Inc.	3,232,651
2,640	Winmark Corp.	1,189,822

		24,682,752

Textiles, Apparel & Luxury Goods – 1.0%
67,995	NIKE, Inc. Class B	4,202,771

Trading Companies & Distributors – 1.7%
93,491	Fastenal Co.	4,053,770
7,692	Watsco, Inc.	2,972,573

		7,026,343

TOTAL COMMON STOCKS (Cost $273,715,847)		$393,189,112

Shares	Dividend Rate	Value

Investment Companies(a) – 2.5%
Goldman Sachs Financial Square Government Fund — Class R6
9,900,593	3.590%	$ 9,900,593

Goldman Sachs Financial Square Government Fund — Institutional Shares
230,849	3.590	230,849

TOTAL INVESTMENT COMPANIES (Cost $10,131,442)		$ 10,131,442

TOTAL INVESTMENTS – 99.6% (Cost $283,847,289)		$403,320,554

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		1,566,516

NET ASSETS – 100.0%		$404,887,070

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	34	03/20/26	$3,831,163	$49,670

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2026:

INCOME BUILDER FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,228,858,466	$—
Bank Loans	—	120,935,462	—
Sovereign Debt Obligations	—	7,615,250	—
Mortgage-Backed Obligations	—	83,043	—
Common Stock and/or Other Equity Investments(a)
Asia	42,474,228	22,602	—
Europe	176,037,024	902,344	860,678
North America	784,533,237	156,082	9,737
Preferred Stocks	—	8,921,041	—
Rights	—	452,203	—
Warrants	—	130,414	195
Exchange Traded Funds	118,299,183	—	—
Investment Companies	136,066,518	—	—
Short-term Investments	—	3,093,995	—

Total	$1,257,410,190	$1,371,170,902	$870,610

Liabilities
Fixed Income
Unfunded Loan Committment(b)	$—	$(348)	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$190,209	$—
Futures Contracts	927,652	—	—
Interest Rate Swap Contracts	—	59,893	—

Total	$927,652	$250,102	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(410,498)	$—
Futures Contracts(b)	(3,297,090)	—	—
Interest Rate Swap Contracts(b)	—	(2,380,436)	—
Written Option Contracts	—	(113,906)	—

Total	$(3,297,090)	$(2,904,840)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

RISING DIVIDEND GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$656,880	$—	$—
Europe	7,279,100	—	—
North America	385,253,132	—	—
Investment Companies	10,131,442	—	—

Total	$403,320,554	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$49,670	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Other Investments Risk — By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests therein.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.